Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of contract revenue split by customer
A breakdown of our revenues by customer for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
BP	68.0%	56.8%	42.0%
Tullow	19.8%	—%	13.0%
Chevron	8.5%	7.9%	5.4%
ExxonMobil	0.3%	22.2%	22.0%
Hibernia	—%	6.4%	15.1%
Other	3.4%	6.7%	2.5%
Total	100.0%	100.0%	100.0%

Company's revenues and fixed assets by geographic area
The following presents the revenues for the years ended December 31, 2018, 2017 and 2016 and fixed assets as of December 31, 2018 and 2017 by geographic area:
Revenues

(In US$ millions)	2018	2017	2016
United States	$618.1	$638.0	$672.2
Ghana	205.5	—	208.1
Thailand	88.7	89.2	86.3
Canada	85.3	87.1	241.5
Indonesia	8.9	37.3	—
Angola	1.3	152.5	175.9
Equatorial Guinea	0.9	48.1	—
Nigeria	—	39.5	185.2
Other	29.5	36.7	31.1
Total	$1,038.2	$1,128.4	$1,600.3
Fixed Assets—Drilling Units (1)

(In US$ millions)	2018	2017
United States	$2,647.1	$2,729.6
Spain	1,050.1	1,075.9
Malaysia	640.0	—
Canada	439.7	460.9
Thailand	228.7	234.6
Gabon	—	507.4
Indonesia	—	162.5
Total	$5,005.6	$5,170.9

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2018 and December 31, 2017. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.